Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Emera Inc.
An executive at Emera was a member of the Board of APUC until June 8, 2017. The Energy Services Business sold electricity to Maine Public Service Company, and Bangor Hydro, both of which are subsidiaries of Emera. The portion considered related party transactions during 2017 amounts to $4,397 (2016 - $10,185). The Liberty Utilities Group purchased natural gas from Emera for its gas utility customers. The portion considered related party transactions amounts to $1,006 (2016 - $3,939). Both the sale of electricity to Emera and the purchase of natural gas from Emera followed a public tender process, the results of which were approved by the regulator in the relevant jurisdiction. In 2016, a subsidiary of the Company and Emera Utility Services Inc. entered into a design, engineering, supply and construction agreement for the Tinker transmission upgrade project. The transmission upgrade was placed in service in Q2 2017 with final completion of the contract work in the fourth quarter. The total cost of the contract was $7,600. The contract followed a market based request for proposal process. On October 14, 2016, APUC paid $510 to Emera as reimbursement for professional services incurred and accrued in 2014.
There was $1,467 included in accruals in 2017 (2016 - $757) related to these transactions at the end of the year.

18.	Related party transactions (continued)
Equity-method investments
The Company provides administrative services to its equity-method investees and is reimbursed for incurred costs. To that effect, the Company charged its equity-method investees $4,675 (2016 - $2,502) during the year.
Trafalgar
In 2016, the Company received $10,083 in proceeds from the settlement of the Trafalgar matter, and paid $2,900 to an entity partially and indirectly owned by Senior Executives as its proportionate share. The gain to APUC, net of legal and other liabilities, of approximately $6,600 was recorded in 2016.
Long Sault Hydro Facility
Effective December 31, 2013, APUC acquired the shares of Algonquin Power Corporation Inc. (“APC”) which was partially owned by Senior Executives.  APC owns the partnership interest in the 18MW Long Sault Hydro Facility.  A final post-closing adjustment related to the transaction remains outstanding.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.